Redeemable Noncontrolling Interests (Changes in Redeemable Noncontrolling Interests) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Statement of Stockholders' Equity [Abstract]
Beginning Balance	¥ 0	¥ 0	¥ 10,331
Transaction with noncontrolling interests	959	0	(10,028)
Adjustment of redeemable noncontrolling interests to redemption value	3	0	0
Comprehensive income (loss)
Net Income (loss)	32	0	(23)
Other comprehensive income (loss)
Net unrealized gains (losses) on investment in debt securities	(24)	0	0
Net change of foreign currency translation adjustments	(25)	0	(280)
Total other comprehensive income (loss)	(49)	0	(280)
Comprehensive income (loss)	(17)	0	(303)
Ending Balance	¥ 945	¥ 0	¥ 0